Consolidated Statement of Financial Position	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Assets
Goodwill	€ 70,010,000	€ 69,557,000
Intangible assets	164,862,000	127,906,000
Property, plant and equipment	122,898,000	126,321,000
Deferred tax assets	1,474,000	1,126,000
Non-current R&D incentives receivables	132,729,000	141,252,000
Non-current contingent consideration receivable.	42,465,000
Equity Investments	52,941,000	13,575,000
Other non-current assets	8,708,000	16,070,000
non-current financial investments	200,182,000
Non-current assets	796,269,000	495,807,000
Inventories	51,192,000	73,978,000
Trade and other receivables	47,476,000	28,449,000
Current R&D incentives receivables	39,882,000	37,436,000
Current financial investments	3,053,334,000	3,517,698,000
Cash and cash equivalents	64,239,000	166,803,000
Escrow account	41,163,000
Other current assets	31,049,000	15,140,000
Current assets from continuing operations	3,328,335,000	3,839,504,000
Assets classified as held for sale	11,115,000	22,085,000
Total current assets	3,339,450,000	3,861,589,000
Total assets	4,135,719,000	4,357,396,000
Equity and liabilities
Share capital	293,937,000	293,937,000
Share premium account	2,736,994,000	2,736,994,000
Other reserves	(3,158,000)	(5,890,000)
Translation differences	3,472,000	(1,201,000)
Accumulated losses	(134,306,000)	(228,274,000)
Total equity	2,896,939,000	2,795,566,000
Retirement benefit liabilities	2,099,000	2,293,000
Deferred tax liabilities	20,660,000	23,607,000
Non-current lease liabilities	8,243,000	4,944,000
Other non-current liabilities	33,821,000	31,570,000
Non-current deferred income	838,876,000	1,071,193,000
Non-current liabilities	903,699,000	1,133,607,000
Current lease liabilities	3,479,000	4,652,000
Trade and other liabilities	98,877,000	135,201,000
Current tax payable	249,000	56,000
Current deferred income	232,476,000	256,270,000
Current liabilities from continuing operations	335,081,000	396,179,000
Liabilities associated with assets classified as held for sale		32,044,000
Total current liabilities	335,081,000	428,223,000
Total liabilities	1,238,780,000	1,561,830,000
Total equity and liabilities	€ 4,135,719,000	€ 4,357,396,000